Stockholders' Equity (Series B Convertible Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 11, 2015	Sep. 16, 2013	Dec. 31, 2016	Jul. 07, 2016	Jun. 30, 2016
Class of Stock [Line Items]
Redemption price (in dollars per share)				$ 5.20
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		50,000	50,000		50,000
Preferred stock, par value (in dollars per share)		$ 1,000	$ 1,000		$ 1,000
Redemption price (in dollars per share)		$ 23
Minimum percentage of capital stock sold to be considered and fundamental transaction		90.00%
Voting percentage of surviving entity, minimum		50.00%
Capital stock aggregate implied value		$ 125,000
Voting percentage required to create, issue or amend preferred stock		51.00%
Preferred stock, shares outstanding (in shares)			0		0
Clause Two | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Minimum shares of stock trading per day (in shares)		1,250
Minimum | Clause One | Five Days | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)		$ 33.4
Line of Credit | Line of Credit Grid Note
Class of Stock [Line Items]
Debt default, term after due date (in days)	5 days	5 days